COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	¥ 247,224
2017	281,509
2018	202,837
2019	130,463
2020	64,382
Thereafter	26,920
Total	953,335
Store premises [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	226,524
2017	264,366
2018	185,736
2019	115,293
2020	54,293
Thereafter	17,943
Total	864,155
Warehouses and office premises [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	20,700
2017	17,143
2018	17,101
2019	15,170
2020	10,089
Thereafter	8,977
Total	¥ 89,180